Financial Risk Management - Sensitivity Analysis for Exchange Rate Risk on Profit or Loss Before Tax and Shareholders' Equity (Detail) - Currency risk [member] - JPY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Shareholder's equity [Member] | EUR [Member] | Appreciation of functional currency by 5% [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effects on profit or loss before tax and shareholders' equity	¥ 11	¥ 20
Shareholder's equity [Member] | EUR [Member] | Depreciation of functional currency by 5% [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effects on profit or loss before tax and shareholders' equity	(10)	(19)
Shareholder's equity [Member] | KRW [Member] | Appreciation of functional currency by 5% [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effects on profit or loss before tax and shareholders' equity	(18)	157
Shareholder's equity [Member] | KRW [Member] | Depreciation of functional currency by 5% [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effects on profit or loss before tax and shareholders' equity	18	(150)
Shareholder's equity [Member] | USD [member] | Appreciation of functional currency by 5% [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effects on profit or loss before tax and shareholders' equity	861	195
Shareholder's equity [Member] | USD [member] | Depreciation of functional currency by 5% [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effects on profit or loss before tax and shareholders' equity	(820)	(186)
Shareholder's equity [Member] | THB [member] | Appreciation of functional currency by 5% [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effects on profit or loss before tax and shareholders' equity	16	47
Shareholder's equity [Member] | THB [member] | Depreciation of functional currency by 5% [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effects on profit or loss before tax and shareholders' equity	(15)	(45)
Shareholder's equity [Member] | Japan, Yen[member] | Appreciation of functional currency by 5% [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effects on profit or loss before tax and shareholders' equity	13
Shareholder's equity [Member] | Japan, Yen[member] | Depreciation of functional currency by 5% [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effects on profit or loss before tax and shareholders' equity	(12)
Profit or (loss) before tax [Member] | EUR [Member] | Appreciation of functional currency by 5% [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effects on profit or loss before tax and shareholders' equity	8	27
Profit or (loss) before tax [Member] | EUR [Member] | Depreciation of functional currency by 5% [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effects on profit or loss before tax and shareholders' equity	(8)	(26)
Profit or (loss) before tax [Member] | KRW [Member] | Appreciation of functional currency by 5% [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effects on profit or loss before tax and shareholders' equity	(13)	207
Profit or (loss) before tax [Member] | KRW [Member] | Depreciation of functional currency by 5% [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effects on profit or loss before tax and shareholders' equity	12	(197)
Profit or (loss) before tax [Member] | USD [member] | Appreciation of functional currency by 5% [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effects on profit or loss before tax and shareholders' equity	603	260
Profit or (loss) before tax [Member] | USD [member] | Depreciation of functional currency by 5% [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effects on profit or loss before tax and shareholders' equity	(574)	(248)
Profit or (loss) before tax [Member] | THB [member] | Appreciation of functional currency by 5% [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effects on profit or loss before tax and shareholders' equity	11	64
Profit or (loss) before tax [Member] | THB [member] | Depreciation of functional currency by 5% [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effects on profit or loss before tax and shareholders' equity	(10)	¥ (61)
Profit or (loss) before tax [Member] | Japan, Yen[member] | Appreciation of functional currency by 5% [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effects on profit or loss before tax and shareholders' equity	10
Profit or (loss) before tax [Member] | Japan, Yen[member] | Depreciation of functional currency by 5% [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effects on profit or loss before tax and shareholders' equity	¥ (10)